Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current prepayments and other current assets [abstract]
Receivable for the sales of mobile handsets	¥ 753	¥ 1,432